Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Accrued loan interest and loan fees	$ 1,226	$ 189
Accrued operating expenses	4,520	2,696
Accrued voyage expenses and commissions	1,188	2,159
Accrued general and administrative expenses	938	592
Total	$ 7,872	$ 5,636